Credit loss allowances of financial assets (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 383,245,803
Allowances	(2,749,153)
Financial assets at amortized cost, net	380,496,650
Mitigation of credit risk due to collateral	155,365,725
Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	317,080,760
Allowances	(2,739,892)
Financial assets at amortized cost, net	314,340,868
Mitigation of credit risk due to collateral	155,365,725
Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	17,960,096
Allowances	(24,280)
Financial assets at amortized cost, net	17,935,816
Mitigation of credit risk due to collateral	55,008
Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	136,939,116
Allowances	(439,558)
Financial assets at amortized cost, net	136,499,558
Mitigation of credit risk due to collateral	81,216,489
Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	6,522,489
Allowances	(5,274)
Financial assets at amortized cost, net	6,517,215
Mitigation of credit risk due to collateral	17,050
Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	133,264,866
Allowances	(1,468,874)
Financial assets at amortized cost, net	131,795,992
Mitigation of credit risk due to collateral	74,069,579
Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	22,394,193
Allowances	(801,906)
Financial assets at amortized cost, net	21,592,287
Mitigation of credit risk due to collateral	7,599
Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	37,677,646
Allowances	0
Financial assets at amortized cost, net	37,677,646
Mitigation of credit risk due to collateral	0
Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	28,487,397
Allowances	(9,261)
Financial assets at amortized cost, net	28,478,136
Mitigation of credit risk due to collateral	0
12-month expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	302,639,821
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	244,272,193
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	16,873,064
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	122,318,451
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	6,474,219
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	82,476,923
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	16,129,536
12-month expected credit losses | Grade 1 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	30,705,879
12-month expected credit losses | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	27,661,749
12-month expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	45,242,824
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	37,573,713
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	980,673
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	6,122,202
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,399
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	28,445,914
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,022,525
12-month expected credit losses | Grade 2 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	6,865,937
12-month expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	803,174
Lifetime expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	16,746,327
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	16,723,853
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	94,866
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	4,991,709
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	45,871
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	9,800,260
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,791,147
Lifetime expected credit losses | Grade 1 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0
Lifetime expected credit losses | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	22,474
Lifetime expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	16,919,867
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	16,814,037
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	11,493
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,103,779
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	11,659,375
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,039,390
Lifetime expected credit losses | Grade 2 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	105,830
Lifetime expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0
Impaired
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,696,964
Impaired | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,696,964
Impaired | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0
Impaired | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	402,975
Impaired | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0
Impaired | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	882,394
Impaired | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	411,595
Impaired | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0
Impaired | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 0